EXPLORATION AND EVALUATION ASSETS - Disclosure of reclamation bonds (Details) - CAD ($) $ in Thousands	Jul. 31, 2026	Jul. 31, 2025
Disclosure Of Exploration And Evaluation Assets [Line Items]
Reclamation Bonds	$ 127,696	$ 33,000
CAP property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Reclamation Bonds	33,000	33,000
Rift property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Reclamation Bonds	$ 94,696	$ 0